Plan of arrangement and discontinued operations (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exploration	$ 0	$ 363	$ 176	$ 1,017
Net loss from discontinued operations	$ 0	$ 363	$ 176	$ 1,017